UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10609

Investment Company Act File Number

SMID-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

SMID-Cap Portfolio

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.2%

Security	Shares	Value
Banks — 2.5%
Umpqua Holdings Corp.	6,369,638	$119,621,802
Westamerica Bancorporation(1)	1,433,011	90,179,382

		$209,801,184

Building Products — 0.9%
Lennox International, Inc.	504,290	$77,242,099

		$77,242,099

Capital Markets — 9.7%
Affiliated Managers Group, Inc.(2)	1,343,738	$195,245,131
Artisan Partners Asset Management, Inc., Class A	1,326,774	39,471,527
FactSet Research Systems, Inc.	932,778	152,443,909
Morningstar, Inc.	2,017,227	148,387,218
SEI Investments Co.	5,661,765	279,464,720

		$815,012,505

Chemicals — 1.3%
RPM International, Inc.	2,046,501	$110,163,149

		$110,163,149

Commercial Services & Supplies — 1.3%
Copart, Inc.(2)	1,996,589	$110,630,996

		$110,630,996

Containers & Packaging — 1.8%
AptarGroup, Inc.	2,095,053	$153,881,643

		$153,881,643

Diversified Consumer Services — 1.3%
ServiceMaster Global Holdings, Inc.(2)	2,960,280	$111,513,748

		$111,513,748

Electrical Equipment — 2.3%
Acuity Brands, Inc.	831,237	$191,899,374

		$191,899,374

Electronic Equipment, Instruments & Components — 4.8%
CDW Corp.	3,655,443	$190,412,026
FLIR Systems, Inc.	3,059,140	110,710,276
Trimble, Inc.(2)	3,475,252	104,778,848

		$405,901,150

Energy Equipment & Services — 0.9%
Dril-Quip, Inc.(2)	506,695	$30,427,035
Oceaneering International, Inc.	1,722,398	48,588,847

		$79,015,882

Security	Shares	Value
Health Care Equipment & Supplies — 10.0%
Dentsply Sirona, Inc.	3,938,316	$227,358,983
IDEXX Laboratories, Inc.(2)	1,792,425	210,197,680
Teleflex, Inc.	1,881,866	303,262,706
Varian Medical Systems, Inc.(2)	1,132,890	101,710,864

		$842,530,233

Health Care Providers & Services — 1.5%
Henry Schein, Inc.(2)	839,826	$127,410,002

		$127,410,002

Hotels, Restaurants & Leisure — 2.3%
Aramark	5,328,915	$190,348,844

		$190,348,844

Household Products — 1.5%
Church & Dwight Co., Inc.	2,889,640	$127,693,192

		$127,693,192

Industrial Conglomerates — 2.4%
Carlisle Cos., Inc.	1,858,532	$204,977,494

		$204,977,494

Insurance — 6.1%
Markel Corp.(2)	422,351	$382,016,479
WR Berkley Corp.	2,026,392	134,775,332

		$516,791,811

IT Services — 7.8%
Broadridge Financial Solutions, Inc.	2,085,531	$138,270,705
Gartner, Inc.(2)	1,535,722	155,215,422
Jack Henry & Associates, Inc.	2,148,409	190,735,751
WEX, Inc.(2)	1,525,291	170,222,476

		$654,444,354

Life Sciences Tools & Services — 4.8%
Bio-Rad Laboratories, Inc., Class A(1)(2)	1,231,302	$224,441,729
Bio-Techne Corp.	704,994	72,494,533
Mettler-Toledo International, Inc.(2)	245,961	102,949,436

		$399,885,698

Machinery — 7.4%
CLARCOR, Inc.	2,017,879	$166,414,481
Donaldson Co., Inc.	2,466,688	103,798,231
Graco, Inc.	1,691,572	140,552,718
IDEX Corp.	2,335,698	210,352,962

		$621,118,392

Marine — 2.2%
Kirby Corp.(1)(2)	2,818,925	$187,458,513

		$187,458,513

Professional Services — 1.5%
TransUnion(2)	4,103,110	$126,909,192

		$126,909,192

Security	Shares	Value
Real Estate Management & Development — 1.2%
Jones Lang LaSalle, Inc.	1,028,145	$103,883,771

		$103,883,771

Road & Rail — 4.3%
J.B. Hunt Transport Services, Inc.	2,387,242	$231,729,581
Landstar System, Inc.	1,516,705	129,374,936

		$361,104,517

Software — 10.8%
ANSYS, Inc.(2)	3,165,497	$292,776,817
Blackbaud, Inc.(1)	2,878,519	184,225,216
Fair Isaac Corp.(1)	1,671,417	199,266,335
Manhattan Associates, Inc.(1)(2)	4,434,988	235,187,414

		$911,455,782

Specialty Retail — 2.9%
Sally Beauty Holdings, Inc.(1)(2)	9,366,025	$247,450,381

		$247,450,381

Textiles, Apparel & Luxury Goods — 1.7%
Columbia Sportswear Co.	2,448,467	$142,745,626

		$142,745,626

Total Common Stocks (identified cost $5,568,391,685)		$8,031,269,532

Short-Term Investments — 4.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.81%(3)	410,287,696	$410,328,724

Total Short-Term Investments (identified cost $410,339,340)		$410,328,724

Total Investments — 100.1% (identified cost $5,978,731,025)		$8,441,598,256

Other Assets, Less Liabilities — (0.1)%		$(4,822,834)

Net Assets — 100.0%		$8,436,775,422

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated company

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2016 was $829,353.

The Portfolio did not have any open financial instruments at December 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,979,369,351

Gross unrealized appreciation	$2,545,927,283
Gross unrealized depreciation	(83,698,378)

Net unrealized appreciation	$2,462,228,905

Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the fiscal year to date ended December 31, 2016 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period		Dividend income	Realized gain (loss)
Bio-Rad Laboratories, Inc., Class A	1,231,302	—	—	1,231,302	$224,441,729		$—	$—
Blackbaud, Inc.	2,878,519	—	—	2,878,519	184,225,216		345,422	—
CLARCOR, Inc.	2,502,134	—	(484,255)	2,017,879	—	(1)	625,534	10,967,452
Fair Isaac Corp.	1,671,417	—	—	1,671,417	199,266,335		33,428	—
Kirby Corp.	2,818,925	—	—	2,818,925	187,458,513		—	—
Manhattan Associates, Inc.	2,740,704	1,694,284	—	4,434,988	235,187,414		—	—
Sally Beauty Holdings, Inc.	9,366,025	—	—	9,366,025	247,450,381		—	—
Westamerica Bancorporation	1,433,011	—	—	1,433,011	90,179,382		558,874	—

					$1,368,208,970		$1,563,258	$10,967,452

(1)	Company is no longer an affiliate as of December 31, 2016.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$8,031,269,532	*	$—	$—	$8,031,269,532
Short-Term Investments	—		410,328,724	—	410,328,724
Total Investments	$8,031,269,532		$410,328,724	$—	$8,441,598,256

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMID-Cap Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017